Development Of Allowance For Credit Losses For Financial Assets At Ammortized Cost (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	[1]	Jun. 30, 2023	[2]
Total Stages [Member]
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year	€ 5,285		€ 4,995
Movements In Financial Assets Including New Business	951		833
Transfers Due To Credit Worthiness	0	[3]	0	[4]
Changes In Models In Financial Assets At Amortized Cost	(9)		0
Financial Assets That Have Been Derecognized During The Period	(622)	[5]	(482)	[6]
Recovery Of Written Off Amounts For Financial Assets At Amortized Cost	39		36
Foreign Exchange And Other Changes	(117)		(147)
Balance, end of reporting period	5,526		5,235
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost	942	[7],[8]	833	[9],[10]
Stage 1
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year	447		533
Movements In Financial Assets Including New Business	(93)		(106)
Transfers Due To Credit Worthiness	84	[3]	90	[4]
Changes In Models In Financial Assets At Amortized Cost	(2)		0
Financial Assets That Have Been Derecognized During The Period	0	[5]	0	[6]
Recovery Of Written Off Amounts For Financial Assets At Amortized Cost	0		0
Foreign Exchange And Other Changes	5		2
Balance, end of reporting period	440		519
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost	(12)	[7],[8]	(16)	[9],[10]
Stage 2
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year	680		626
Movements In Financial Assets Including New Business	124		176
Transfers Due To Credit Worthiness	(95)	[3]	(113)	[4]
Changes In Models In Financial Assets At Amortized Cost	(7)		0
Financial Assets That Have Been Derecognized During The Period	0	[5]	0	[6]
Recovery Of Written Off Amounts For Financial Assets At Amortized Cost	0		0
Foreign Exchange And Other Changes	(1)		(10)
Balance, end of reporting period	701		679
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost	22	[7],[8]	63	[9],[10]
Stage 3
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year	3,960		3,656
Movements In Financial Assets Including New Business	928		757
Transfers Due To Credit Worthiness	11	[3]	23	[4]
Changes In Models In Financial Assets At Amortized Cost	0		0
Financial Assets That Have Been Derecognized During The Period	(622)	[5]	(442)	[6]
Recovery Of Written Off Amounts For Financial Assets At Amortized Cost	39		36
Foreign Exchange And Other Changes	(133)		(139)
Balance, end of reporting period	4,183		3,890
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost	939	[7],[8]	780	[9],[10]
Stage 3 POCI
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year	198		180
Movements In Financial Assets Including New Business	(8)		6
Changes In Models In Financial Assets At Amortized Cost	0		0
Financial Assets That Have Been Derecognized During The Period	0	[5]	(40)	[6]
Recovery Of Written Off Amounts For Financial Assets At Amortized Cost	0		0
Foreign Exchange And Other Changes	11		0
Balance, end of reporting period	202		146
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost	€ (8)	[7],[8]	€ 6	[9],[10]

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 8 million as of June 30, 2024
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 10 million as of June 30, 2023
[3]	Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[4]	Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[5]	This position includes charge offs of allowance for credit losses
[6]	This position includes charge offs of allowance for credit losses
[7]	Credit loss provision does include € 4 million reimbursement gain as of June 30, 2024
[8]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to provision for credit losses excluding country risk
[9]	Credit loss provision does include € (44) million reimbursement gain as of June 30, 2023
[10]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models